CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	3 Months Ended
Mar. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of balance sheets

Balance sheets

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
ASSETS
Current assets:
Cash and cash equivalents	10,288	3,341	1,081
Short-term investment	553,568	—	—
Prepaid expenses	23,100	1,047	1,027
Amounts due from related parties	9,318,188	9,140,957	9,276,465
Other receivables	18,015	6,984	2,921
Total assets	9,923,159	9,152,329	9,281,494

LIABILITIES AND EQUITY
Current liabilities
Other payables and accruals	10,584	93,821	104,475
Investment deficit in subsidiaries	6,195,553	8,194,449	11,110,402
Amounts due to related parties	90,251	12,937	12,738
Convertible notes, current	1,188,192	324,644	375,449
Other current liabilities	64,446	22,998	22,923
Non-current liabilities
Convertible notes, non-current	—	34,312	—

Total liabilities	7,549,026	8,683,161	11,625,987

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Shareholders’ equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020)	575	581	581
Additional paid-in capital	12,967,986	13,069,560	13,036,989
Accumulated other comprehensive income	86,061	68,192	106,764
Accumulated deficit	(10,680,489)	(12,669,165)	(15,488,827)
Total shareholders’ equity	2,374,133	469,168	(2,344,493)
Total liabilities and shareholders’ equity	9,923,159	9,152,329	9,281,494

Schedule of statements of comprehensive loss

Statements of comprehensive loss

	For the year ended December 31,			For the three months ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Total revenues	—	4,497	—	—
Cost of revenues	—	(147)	—	—
Gross profit	—	4,350	—	—

Operation expense
Sales and marketing	—	(34,591)	(24,622)	—
Research and development	—	(17,376)	(258)	2,158
General and administrative	(171,172)	(1,019,055)	(136,459)	19,018
Provision for credits losses	—	—	—	(3,490)
Total operating expenses	(171,172)	(1,071,022)	(161,339)	17,686

Loss from operations	(171,172)	(1,066,672)	(161,339)	17,686

Share of loss of subsidiaries and VIEs	(1,703,491)	(1,641,754)	(1,818,665)	(2,491,563)
Interest income/(expense), net	17,849	(25,262)	(47,677)	(10,727)
Other (expense)/income, net	(14)	4,213	39,131	426
Foreign exchange gain/(loss)	3,849	2,951	(126)	(1)
Fair value change of derivative liabilities	(869,617)	1,204,010	—	—
Net loss	(2,722,596)	(1,522,514)	(1,988,676)	(2,484,179)

Accretion on redeemable preferred shares to redemption value	(555,824)	(318,951)	—	—
Deemed dividend to Preferred Shareholders	(587,564)	(544,773)	—	—
Deemed dividend on Preferred Shareholders	92,779	—	—	—
Net loss attributable to ordinary shareholders	(3,773,205)	(2,386,238)	(1,988,676)	(2,484,179)

Net loss	(2,722,596)	(1,522,514)	(1,988,676)	(2,484,179)
Other comprehensive income /(loss)
Foreign currency translation	46,065	11,406	(17,869)	38,572
Total comprehensive loss	(2,676,531)	(1,511,108)	(2,006,545)	(2,445,607)

Schedule of statements of cash flows

Statements of cash flows

	For the year ended December 31,			For the three months ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Net cash generated from/ (used in) operating activities	6,080	(55,088)	18,977	(290,959)
Net cash generated from/ (used in) investing activities	102,577	(3,999,403)	755,553	424,390
Net cash (used in)/generated from financing activities	(29,042)	3,982,230	(781,527)	(135,707)
Effect of exchange rate changes on cash and cash equivalents	(2,592)	4,730	50	16
Net increase /(decrease) in cash and cash equivalents	77,023	(67,531)	(6,947)	(2,260)
Cash and cash equivalents at beginning of the period	796	77,819	10,288	3,341
Cash and cash equivalents at end of the period	77,819	10,288	3,341	1,081